Document and Entity Information	Sep. 15, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2022
Entity File Number	001-40782
Entity Registrant Name	Roivant Sciences Ltd.
Entity Central Index Key	0001635088
Entity Incorporation, State or Country Code	D0
Entity Tax Identification Number	98-1173944
Entity Address, Address Line One	Suite 1, 3rd Floor
Entity Address, Address Line Two	11-12 St. James’s Square
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	SW1Y 4LB
City Area Code	44
Local Phone Number	207 400 3347
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Shares, $0.0000000341740141 par value per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Shares, $0.0000000341740141 par value per share
Trading Symbol	ROIV
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Common Share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Common Share
Trading Symbol	ROIVW
Security Exchange Name	NASDAQ